FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

       Registrant Name         Variable Account I - AIG Life Insurance Company

       File Number             811-5301

       Registrant CIK Number:  0000820627

Report as of the end of semiannual period:  /  /    (a)
                           or fiscal year: 12/31/00 (b)
      Is this a transition report? (Y or N):  N
Is this form being completed by the registrant? (Y or N): Y Is this an amendment to a previous filing? (Y or N): N
Is this a change to a previous filing? (Y or N):  N

1.A)  Registrant Name:  Variable Account I - AIG Life Insurance Company
  B)  File Number:  811-5301
  C)  Telephone Number:  (302) 594-2987
2.A)  Street:  One Alico Plaza, 600 King Street
  B)  City:  Wilmington   C)  State:  DE  D)  Zip Code:  19801  Zip Ext.:
  E)  Foreign Country:                     Foreign Postal Code:

3. Is this the first filing on this form by the Registrant? (Y or N) --N---
4. Is this the last filing on this form by the Registrant? (Y or N) ---N---
5. Is Registrant a small business investment company (SBIC) ? (Y or N) --N--
6. Is Registrant a unit investment trust (UIT) ? (Y or N) --------Y---------

UNIT INVESTMENT TRUSTS
For period ending:  12/31/00
File Number:  811-5301

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                               Number of        Total Assets       Total Income
                                Series        ($000's omitted)    Distributions
                               Investing                        ($000's omitted)

A. U.S. Treasury
   direct issue
                               ----------        ----------        ----------

B. U.S. Government
   agency
                               ----------        ----------        ----------

C. State and municipal
   tax-free
                               ----------        ----------        ----------

D. Public utility debt
                               ----------        ----------        ----------

E. Brokers or dealers
   debt or debt of
   brokers' or dealers'
   parent
                               ----------        ----------        ----------

F. All other corporate
   intermed. & long-term
   debt
                               ----------        ----------        ----------

G. All other corporate
   short-term debt
                               ----------        ----------        ----------

H. Equity securities of
   brokers or dealers
   or parents of
   brokers or dealers
                               ----------        ----------        ----------

I. Investment company
   equity securities
                               ----------        ----------        ----------

J. All other equity
   securities                          10        $2,486,759        $  180,000
                               ----------        ----------        ----------

K. Other securities
                               ----------        ----------        ----------

L. Total assets of all
   series of
   registrant                          10        $2,486,759        $  180,000
                               ----------        ----------        ----------

UNIT INVESTMENT TRUSTS
For period ending:  12/31/00
File Number:  811-5301

131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted) $ 36,725